Other Short-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Short-Term Debt
7.	Other Short-Term Debt

Other short-term debt consists of the following:

	June 30, 2012	December 31, 2011
Short-term notes, principal balance	$390,178	$401,178
Promissory notes related to proposed merger	—	325,000
Accrued interest on short-term notes	27,574	13,646

Total short-term notes and interest	$417,752	$739,824

During the year ended December 31, 2011, OTLLC was unable to complete a financing deal with a private equity firm that had been expected to provide OTLLC with adequate capital. To fund continuing operations at a reduced level of expenditures, OTLLC issued short-term notes to several individuals. In addition, one vendor required that the outstanding accounts payable balance of $287,145 be converted to a promissory note. Such note accrues interest at 10% annually and is payable upon demand.

In October 2011, OTLLC signed a binding letter of intent to negotiate a merger agreement with the Company. Through December 31, 2011, in connection with the letter of intent, OTLLC issued promissory notes to the Company in the amount of $325,000 in connection with the advance by the Company to OTLLC of $325,000. The funds for this advance were obtained by the Company pursuant to a private offering whereby for each dollar invested, the investor(s) making such investment would be issued two (2) shares of common stock of the Company and a warrant to purchase two (2) shares of common stock of the Company with an exercise price of $0.75 per share and a term of five (5) years. The proceeds of the private offering through December 31, 2011, resulted in the obligation to issue 650,000 shares of common stock (along with warrants for the purchase of an additional 650,000 shares of common stock at $0.75 per share).

During the three months ended March 31, 2012, OTLLC issued additional promissory notes to the Company in the amount of $200,000 in connection with the advance by the Company to OTLLC of $200,000, for a total cumulative amount of $525,000 of promissory notes as of March 31, 2012. In April 2012, OTLLC issued additional promissory notes to the Company in the amount of $200,000 in connection with the advance by the Company to OTLLC of an additional $200,000, for a total cumulative amount of $725,000 of promissory notes as of April 30, 2012, and the Closing Date. The funds for these advances were obtained by OTLLC pursuant to the private offering described above. At the Closing Date and April 30, 2012, $725,000 was included on the Company’s balance sheet as notes receivable from OTLLC. Subsequent to April 30, 2012, upon the closing of the Merger on May 4, 2012, all of the promissory notes receivable became intercompany transactions within the consolidated corporate group and were cancelled.

The proceeds of the private offering between December 31, 2011 and the Closing Date resulted in the obligation to issue 800,000 shares of common stock (along with warrants for the purchase of an additional 800,000 shares of common stock at $0.75 per share and a term of five (5) years) in addition to the obligation to issue 650,000 shares of common stock (along with warrants for the purchase of an additional 650,000 shares of common stock at $0.75 per share) that existed at December 31, 2011. Of the resulting cumulative total of 1,450,000 shares that the Company was obligated to issue pursuant to the private offering through April 30, 2012 and the Closing Date, 800,000 shares (along with the warrants for the purchase of 800,000 additional shares at $0.75 per share and a term of five (5) years) were issued on March 12, 2012, so that as of April 30, 2012 and the Closing Date, the net amount of 650,000 shares (along with warrants for the purchase of an additional 650,000 shares at $0.75 per share) remained to be issued by the Company to fulfill subscriptions in an aggregate amount of $325,000.

7.	Other Short-Term Debt

Other short-term debt consists of the following at December 31,

2011
Short-term notes, principal balance	$401,178
Promissory notes related to proposed merger (Note 16)	325,000
Accrued interest on short-term notes	13,646

Total short-term notes and interest	$739,824

During the year ended December 31, 2011 the Company was unable to complete a financing with a private equity firm that had been expected to provide the Company with adequate capital. To fund continuing operations at a reduced level of expenditures, the Company issued short-term notes to several individuals. In addition, one vendor required that the outstanding accounts payable balance of $287,145 be converted to a promissory note. Such note accrues interest at 10% annually and is payable upon demand.

In October 2011, the Company signed a binding letter of intent to negotiate a merger agreement with a publicly-listed company. In connection with the letter of intent, the Company was advanced a total of $325,000, in exchange for promissory notes, to fund the Company’s activities. The promissory notes are payable at the time of closing of the proposed merger. In the event that the merger is not completed, the notes accrue interest at 5% annually and become payable when the Company experiences one of several events as defined in the promissory notes.